Risk Management (Details) - Schedule of Modified Loans - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Modified Loans [Line Items]
Book value, assets	$ 596,720	$ 479,374
Gross balance
Schedule of Modified Loans [Line Items]
Book value, assets	41,323,844	40,811,886
Expected credit loss allowance
Schedule of Modified Loans [Line Items]
Book value, assets	(1,192,690)	(1,149,991)
Credit Risk | Gross balance
Schedule of Modified Loans [Line Items]
Book value, assets	15,765,677	16,062,367
Credit Risk | Expected credit loss allowance
Schedule of Modified Loans [Line Items]
Book value, assets	(1,211,079)	(1,171,096)
Stage 1 | Gross balance
Schedule of Modified Loans [Line Items]
Book value, assets	34,954,120	34,765,745
Stage 1 | Expected credit loss allowance
Schedule of Modified Loans [Line Items]
Book value, assets	(142,333)	(127,663)
Stage 2 | Gross balance
Schedule of Modified Loans [Line Items]
Book value, assets	3,964,904	3,856,528
Stage 2 | Expected credit loss allowance
Schedule of Modified Loans [Line Items]
Book value, assets	(220,095)	(204,903)
Stage 3 | Gross balance
Schedule of Modified Loans [Line Items]
Book value, assets	2,404,820	2,189,613
Stage 3 | Expected credit loss allowance
Schedule of Modified Loans [Line Items]
Book value, assets	(830,262)	(817,425)
Collective | Credit Risk
Schedule of Modified Loans [Line Items]
Modified loans	$ 2,050,268	$ 1,766,317
Percentage	4.96%	4.33%
Modified loans	$ 455,599	$ 409,394
Percentage	38.20%	35.60%
Collective | Credit Risk | Gross balance
Schedule of Modified Loans [Line Items]
Book value, assets	$ 41,323,844	$ 40,811,886
Collective | Credit Risk | Expected credit loss allowance
Schedule of Modified Loans [Line Items]
Book value, assets	(1,192,690)	(1,149,991)
Collective | Stage 1 | Credit Risk
Schedule of Modified Loans [Line Items]
Modified loans	$ 0	$ 0
Percentage	0.00%	0.00%
Modified loans		$ 0
Percentage	0.00%	0.00%
Collective | Stage 1 | Credit Risk | Gross balance
Schedule of Modified Loans [Line Items]
Book value, assets	$ 34,954,120	$ 34,765,745
Collective | Stage 1 | Credit Risk | Expected credit loss allowance
Schedule of Modified Loans [Line Items]
Book value, assets	(142,333)	(127,663)
Collective | Stage 2 | Credit Risk
Schedule of Modified Loans [Line Items]
Modified loans	$ 814,092	$ 739,474
Percentage	20.53%	19.17%
Modified loans	$ 52,474	$ 48,419
Percentage	23.84%	23.63%
Collective | Stage 2 | Credit Risk | Gross balance
Schedule of Modified Loans [Line Items]
Book value, assets	$ 3,964,904	$ 3,856,528
Collective | Stage 2 | Credit Risk | Expected credit loss allowance
Schedule of Modified Loans [Line Items]
Book value, assets	(220,095)	(204,903)
Collective | Stage 3 | Credit Risk
Schedule of Modified Loans [Line Items]
Modified loans	$ 1,236,176	$ 1,026,843
Percentage	51.40%	46.90%
Modified loans	$ 403,125	$ 360,975
Percentage	48.55%	44.16%
Collective | Stage 3 | Credit Risk | Gross balance
Schedule of Modified Loans [Line Items]
Book value, assets	$ 2,404,820	$ 2,189,613
Collective | Stage 3 | Credit Risk | Expected credit loss allowance
Schedule of Modified Loans [Line Items]
Book value, assets	$ (830,262)	$ (817,425)